Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Related party transactions	Related party transactions
Following the Group’s IPO on October 5, 2021 the Group has no related parties in accordance with the IAS 24 definition who are not key management personnel of the Group (whose remuneration is disclosed annually) or joint ventures, and as such there are no disclosable related party transactions during either the six months ended June 30, 2024 or 2023 relating to such parties.

See note 12 for details of the Group’s transactions with joint ventures during the six months ended June 30, 2024 and 2023.